Credit Quality of Financing Receivables and the Allowance for Credit Losses - Additional Information (Detail) ¥ in Millions	Mar. 31, 2018 JPY (¥) Property	Mar. 31, 2017 JPY (¥) Property
Receivables [Abstract]
Number of foreclosed residential real estate properties | Property	0	0
Residential mortgage loans in process of foreclosure | ¥	¥ 245	¥ 324